4. Segment Reporting (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenues	€ 2,010	€ 6,314	€ 7,562
Non-current assets	1,178	877
Germany
Disclosure of operating segments [line items]
Revenues	80	6	125
Non-current assets	957	618
Europe
Disclosure of operating segments [line items]
Revenues	1,236	1,397	711
USA
Disclosure of operating segments [line items]
Revenues	694	4,911	€ 6,725
Czech Republic
Disclosure of operating segments [line items]
Non-current assets	€ 221	€ 259